SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Start-up costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development and advertising costs
Research and development expenses	¥ 13,915	¥ 7,261	¥ 9,100
Advertising costs	6,332	10,189	8,942
Government grants
Deferred government grants	9,771	16,789
Deferred government grants, current	4,800
Capitalized interest
Total interest costs	749,730	466,460	324,085
Less: interest costs capitalized	(93,544)	(54,457)	(58,851)
Interest expenses	656,186	412,003	265,234
Debt issuance cost
Unamortised debt issuance costs	203,779	134,395
Other long-term liabilities
Government grants
Deferred government grants	9,771	16,789
Accrued expenses and other payables
Government grants
Deferred government grants, current	4,800
General and administrative expenses
Start-up costs
Pre-operating or start-up costs incurred prior to operating a new data center	¥ 0	¥ 7,469	¥ 12,976